Insurance Contract Receivables and Payables - Summary of contract receivables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance Contract Receivables and Payables
Insurance premiums receivable	$ 4,972.7	$ 4,247.1	$ 3,665.6
Reinsurance premiums receivable	2,114.6	1,863.9	$ 1,385.3
Funds withheld receivable	550.6	574.0
Other	269.6	198.2
Insurance contract receivables	7,907.5	6,883.2
Current	7,330.0	6,170.0
Non-current	$ 577.5	$ 713.2